Supplement Dated October 1, 2004 to Prospectus Dated June 15, 2004
               of Aetos Capital Multi-Strategy Arbitrage Fund, LLC
                and Aetos Capital Long/Short Strategies Fund, LLC


                  Effective October 1, 2004, the "Total Offerings" table on the front cover of the Funds' Prospectus is deleted in its entirety and replaced by the following:

                                   Aetos Capital             Aetos Capital
                                  Multi-Strategy         Distressed Investment
                                  Arbitrage Fund            Strategies Fund

Amount...........................  $300,000,000               $250,000,000
Sales Load.......................      N/A                        N/A
Proceeds to the Fund(1)..........  $300,000,000               $250,000,000


                                   Aetos Capital             Aetos Capital
                                    Long/Short               Market Neutral
                                  Strategies Fund           Strategies Fund

Amount...........................  $300,000,000               $250,000,000
Sales Load.......................      N/A                        N/A
Proceeds to the Fund (1).........  $300,000,000               $250,000,000
----------------------

(1) Assumes all Interests currently registered are sold in the continuous offering.

                        Supplement Dated October 1, 2004
           to Statement of Additional Information Dated June 15, 2004
              of Aetos Capital Multi-Strategy Arbitrage Fund, LLC,
            Aetos Capital Distressed Investment Strategies Fund, LLC,
                  Aetos Capital Long/Short Strategies Fund, LLC
              and Aetos Capital Market Neutral Strategies Fund, LLC


        Effective October 1, 2004, all references to Joseph P. Stadler and June Wenger in the table of Officers for each Fund under the section "Board of Managers - Officers" in each Fund's Statement of Additional Information are hereby removed and replaced with the following:

Name, (Age) and   Position Held with Each Fund   Principal Occupation(s)
Address                                          or Employment During
                                                 Past Five Years

Scott Sawyer (35)         Treasurer              Vice President, Aetos Capital,
875 Third Avenue                                 LLC, August 2004-present;
New York, NY 10022                               Client Portfolio Manager, GE
                                                 Asset Management, 2002-July
                                                 2004; Manager of Fund
                                                 Operations, GE Asset Management
                                                 2000-2002; Audit Manager,
                                                 PricewaterhouseCoopers LLP,
                                                 1998-2000.



Colette Bull (34)         Assistant Treasurer    Fund Accounting Director-
One Freedom Valley Drive                         Alternative Investment Fund
Oaks, Pennsylvania 19456                         Products, SEI Investments
                                                 Mutual Funds Services, March
                                                 2003-present; Fund Accounting
                                                 Manager-Alternative Investment
                                                 Fund Products, SEI Investments
                                                 Mutual Funds Services, 2001-
                                                 March 2003; Fund Accounting
                                                 Manager, SEI Investments Mutual
                                                 Funds Services, 1997-2001.


        Effective October 1, 2004, all references to Linda Fitzgerald in each Fund's Statement of Additional Information are hereby deleted.